          OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
          Supplement dated October 7, 2004 to the
              Prospectus dated August 27, 2004

The prospectus is changed as follows:

1.    The prospectus  supplement dated September 30, 2004 is
   replaced by this supplement.

2.    The  following  two  paragraphs  are  added  after the
   section titled "Portfolio Managers" on page 12:

      PENDING  LITIGATION.  Six law suits have been filed
      as putative  derivative  and class actions  against
      the  Fund's  investment  Manager,  Distributor  and
      Transfer  Agent,  some  of  the  Oppenheimer  funds
      including  the Fund and  Directors  or  Trustees of
      some  of  those  funds,  excluding  the  Fund.  The
      complaints   allege   that  the   Manager   charged
      excessive  fees for  distribution  and other costs,
      improperly  used assets of the funds in the form of
      directed  brokerage  commissions  and 12b-1 fees to
      pay brokers to promote sales of Oppenheimer  funds,
      and  failed to  properly  disclose  the use of fund
      assets to make those  payments in  violation of the
      Investment Company Act and the Investment  Advisers
      Act of 1940. The complaints  further allege that by
      permitting  and/or  participating in those actions,
      the defendant  Directors  breached their  fiduciary
      duties to fund  shareholders  under the  Investment
      Company  Act and at  common  law.  Those  law suits
      were filed on August 31,  2004,  September 3, 2004,
      September 14, 2004,  September 14, 2004,  September
      21, 2004 and September 22, 2004,  respectively,  in
      the U.S.  District Court for the Southern  District
      of  New  York.  The  complaints  seek   unspecified
      compensatory  and punitive  damages,  rescission of
      the  funds'  investment  advisory  agreements,   an
      accounting  of  all  fees  paid,  and an  award  of
      attorneys' fees and litigation expenses.

      The Manager and the Distributor  believe the claims
      asserted  in these law suits to be  without  merit,
      and  intend to defend  the  suits  vigorously.  The
      Manager and the  Distributor  do not  believe  that
      the  pending  actions are likely to have a material
      adverse  affect on the Fund or on their  ability to
      perform  their  respective  investment  advisory or
      distribution agreements with the Fund.

October 7, 2004                                   PS0847.023